Subsequent Events (Details) - Forecast [Member]	Apr. 13, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Sale of units | shares	1,733,334
Purchase price per units | $ / shares	$ 7.5
Gross proceeds from offering | $	$ 13,000,000
Warrant [Member]
Subsequent Events [Line Items]
Warrant | $	1
Minimum [Member]
Subsequent Events [Line Items]
Gross proceeds from offering | $	$ 3,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share, par value | shares	1
Per share | $ / shares	$ 0.0001
Ordinary shares | shares	1.5